Nature of Operations and Going Concern (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Initial Public Offering [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Proceeds from public offering	$ 11